Share Capital - Schedule of Classes of Share Capital (Details) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			¥ 51,055	¥ 52,731	¥ 43,678
Issuance of ordinary shares	¥ 803	$ 123
Expiry of put right of puttable ordinary shares				535
Shares held for share award schemes			(19)	(105)	(47)
Repurchase of shares			(3,045)	(3,561)	(134)
Ending balance			¥ 49,127	¥ 51,055	¥ 52,731
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares			3,390,154,264	3,385,143,738	3,355,065,938
Issuance of ordinary shares | shares				5,010,526
Number of shares allotted and issued for share award schemes | shares			42,000,000		30,077,800
Beginning balance			¥ 2	¥ 2	¥ 2
Shares cancellation | shares			(2)
Balance, shares | shares			3,432,154,262	3,390,154,264	3,385,143,738
Ending balance			¥ 2	¥ 2	¥ 2
Additional Paid-In Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			36,238	35,044	34,425
Expiry of put right of puttable ordinary shares				535
Exercise of share options/ RSUs (note i)			218	659	619
Ending balance			36,456	36,238	35,044
Shares Held for Share Award Schemes [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(183)	(78)	(31)
Shares held for share award schemes			(19)	(105)	(47)
Ending balance			(202)	(183)	(78)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(3,660)	(134)
Exercise of share options/ RSUs (note i)			356	35
Repurchase of shares			(3,045)	(3,561)	(134)
Ending balance			¥ (6,349)	¥ (3,660)	¥ (134)